Finance Lease, Right-of-use Assets and Finance Lease Liabilities (Details) - USD ($) $ in Thousands			12 Months Ended
	Oct. 24, 2023	May 09, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Finance Lease, Right-of-use Assets and Finance Lease Liabilities [Abstract]
Term of bareboat charter agreement			12 months
Finance lease prepayments and other initial direct costs	$ 3,500	$ 3,500	$ 7,000	$ 0	$ 0
Daily bareboat rate		9
Purchase price of vessel		$ 20,210
Incremental borrowing rate	5.40%
Finance lease liability, current	$ 22,388		21,778	0
Right-of-use asset	29,998		29,562	0
Initial direct costs	610
Amortization of right-of use asset			436
Interest expense on finance lease liability			$ 219	0	$ 0
Weighted average remaining lease term			9 months 21 days
Annual Lease Payments [Abstract]
2024			$ 22,676
Total undiscounted lease payments			22,676
Less: Discount based on incremental borrowing rate			(898)
Present value of finance lease liabilities			21,778
Finance lease liability, current	$ 22,388		21,778	$ 0
Finance lease liability, non-current			$ 0